Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Ordinary shares, par value (in Dollars per share)		$ 10
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares outstanding		8,625,000
Consolidated entity of VIE [Member]
Amount of allowance for credit loss on accounts receivable, classified as current	$ 0	$ 0	$ 0
One Energy Enterprises Inc [Member]
Ordinary shares, shares authorized			631,800
Amount of allowance for credit loss on accounts receivable, classified as current	$ 0	$ 0	$ 0
Class A Ordinary Shares [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares issued	17,264,702	17,264,702	34,500,000
Temporary equity, shares outstanding	17,264,702	17,264,702	34,500,000
Ordinary shares subject to possible redemption value (in Dollars per share)	$ 10.74	$ 10.61	$ 10.14
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0
Class A Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	551,653	551,653	551,653
Ordinary shares, shares issued	255,187	255,187	211,400
Ordinary shares, shares outstanding	255,187	255,187	211,400
Class B Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	8,625,000	8,625,000	8,625,000
Ordinary shares, shares outstanding	8,625,000	8,625,000	8,625,000
Class B Ordinary Shares [Member] | One Energy Enterprises Inc [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,700	150,700	150,700
Ordinary shares, shares issued	150,700	150,700	150,700
Ordinary shares, shares outstanding	150,700	150,700	150,700
Mezzanine Equity [Member] | Series A Redeemable Preferred Stock [Member] | One Energy Enterprises Inc [Member]
Temporary equity, shares authorized	78,228	78,228	78,228
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, liquidation preference	$ 24,371,136	$ 27,059,370	$ 0
Temporary equity, shares issued	51,850	46,935	0
Temporary equity, shares outstanding	51,850	46,935	0